Business Combinations (7Road Transactions, Narrative) (Details) - USD ($)				8 Months Ended	12 Months Ended
	May 01, 2013	Jun. 01, 2011	May 11, 2011	Aug. 17, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill					$ 111,082,000			$ 27,504,000	$ 26,502,000
Shenzhen 7Road, Changyou My Sdn. Bhd and Changyou.com (UK) [Member]
Business Acquisition [Line Items]
Income before tax of the disposal group				$ 23,300,000		$ 41,100,000
Revenue of the disposal group				41,000,000		$ 89,700,000
Shenzhen 7Road, Changyou My Sdn. Bhd and Changyou.com (UK) [Member] | Gamease [Member]
Business Acquisition [Line Items]
Aggregate cash consideration of business transactions				$ 205,000,000
Disposal gain recognized in business transactions					$ 55,100,000
Shenzhen 7Road [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests			68.258%
Fixed cash consideration		$ 68,258,000	$ 68,260,000
Contingent consideration, maximum			32,760,000
Contingent consideration provisions, minimum			0
Contingent consideration		28,051,000	28,050,000
Indemnification assets involved			$ 0
Changes in fair value of contingent consideration							$ 2,200,000
Goodwill		103,366,000
Shenzhen 7Road [Member] | Non-compete agreements [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired		179,000
Shenzhen 7Road [Member] | Relationships with operators [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired		807,000
Shenzhen 7Road [Member] | Completed game [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired		$ 20,837,000
Estimated average weighted useful life		5 years
Shenzhen 7Road [Member] | Other identifiable intangible assets acquired [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired		$ 986,000
Estimated average weighted useful life		5 years
7Road [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	28.074%
7Road and Shenzhen 7Road [Member]
Business Acquisition [Line Items]
Aggregate cash consideration associated with the purchase of non-controlling interest in 7Road and all of the equity interests in Shenzhen 7Road held by shareholders other than Gamease	$ 78,000,000